Debt and Other Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt Arrangements
The company had the following debt arrangements in place as of December 31, 2018 and 2017:

	December 31
	2018	2017
	(In thousands)
Current
Term loan	$8,149	$7,479
Deferred debt issuance costs - term loan(1)	(1,472)	(1,475)
Other short-term debt and obligations	34,343	18
Current portion of long term debt and other financial liabilities	41,020	6,022
Non-current
Term loan	650,014	676,755
Deferred debt issuance costs - term loan(1)	(6,266)	(8,105)
Other long-term debt and obligations	—	12,494
Long-term debt, net	643,748	681,144
Total	$684,768	$687,166

(1) According to ASU 2015-03, adopted on January 1, 2016, the Company presents debt issuance costs related to a recognized liability as a direct deduction from the carrying amount of that liability.

Schedule of Maturities of Long-term Debt
The following table shows the residual terms of our Term Loan and its impact on our cash flows based on the agreed maturity date, the repayment schedule, and the total interest amounts. Implied three months EUR forward interest rates and implied USD forward interest rates as applicable on December 31, 2018 were used to calculate the repayment amounts.

	Interest	Scheduled Repayment	Total
	(In millions)
2019	$21.9	$8.1	$30.0
2020	20.9	8.1	29.0
2021	20.5	8.1	28.6
2022	21.4	8.1	29.5
2023	22.5	8.1	30.6
2024	13.2	617.7	630.9
Total	$120.4	$658.2	$778.6